Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
21.	SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

Print-based English Language Learning: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online English Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) English language learning, training, and assessment company. It earns training revenue by developing and hosting online English language learning solutions for its customers, both off the shelf and customized solution.

Transactions between operating segments are recorded at the exchange amount and eliminated upon consolidation.

201 7	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$223,542	$1,310,530	$1,534,072
Segmented liabilities	458,698	521,620	980,318
Segmented revenue	1,088,197	1,688,571	2,776,768
Segmented direct costs	134,695	90,923	225,618
Segmented selling, general & administrative	1,420,502	679,905	2,100,407
Segmented intangible amortization	1,051,928	-	1,051,928
Segmented other expense	1,502	280,908	282,410
Segmented impairment	2,087,700	-	2,087,700
Segmented profit (loss)	(6,380,956)	734,579	(5,646,377)

2016	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$5,043,729	$2,132,463	$7,176,192
Segmented liabilities	326,463	404,696	731,159
Segmented revenue	1,456,421	1,738,800	3,195,221
Segmented direct costs	167,597	217,787	385,384
Segmented selling, general & administrative	625,512	739,224	1,364,736
Segmented intangible amortization	1,003,485	-	1,003,485
Segmented other expense	1,513	193,489	195,002
Segmented profit	(341,660)	588,274	246,614
Segmented intangible addition	1,798,687	-	1,798,687

2015	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$3,756,913	$1,476,038	$5,232,951
Segmented liabilities	717,139	469,028	1,186,167
Segmented revenue	2,954,614	1,971,121	4,925,735
Segmented direct costs	276,049	106,822	382,871
Segmented selling, general & administrative	337,756	721,947	1,059,703
Segmented intangible amortization	721,720	-	721,720
Segmented other expense	3,097	315,771	318,868
Segmented profit (loss)	1,615,992	826,581	2,442,573
Segmented intangible addition	2,071,440	-	2,071,440

Other Financial Items	201 7	2016	2015
Print-Based English Language Learning segment income	$734,579	$588,274	$826,581
Online English Language Learning segment income (loss)	(6,380,958)	(341,660)	1,615,992
Foreign exchange gain	(189,783)	(146,599)	399,314
Interest and other financial	(53,709)	(35,768)	(158,792)
Share-based payments	(371,513)	-	(151,038)
Other comprehensive income	(1,410)	60,173	(157,358)
Total Comprehensive Income (Loss)	$(6,262,792)	$124,420	$2,374,699

Revenue by Geographic
Region

	201 7	2016	2015
Latin America	$997,661	$821,762	$2,660,535
China	1,712,079	2,252,170	2,069,253
Other	67,028	121,289	195,947
	$2,776,768	$3,195,221	$4,925,735

Identifiable Non-Current Assets by Geographic
Region

	201 7	2016	2015
Canada	$29,804	$3,467,115	$2,374,241
China	885	-	-
	$30,689	$3,467,115	$2,374,241